Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

19. INCOME TAXES

YD Bio and YD Biopharma are incorporated in the Cayman Islands, which is exempt from income tax. YD Biopharma’s 100% wholly owned subsidiary, Yong Ding, is incorporated in the ROC and is subject to the ROC Income Tax Law. The applicable tax rate is 20% for the year ended December 31, 2025, 2024 and 2023. YD USA is a company incorporated in the state of Delaware and operating in Washington, USA, subject to federal income tax at a rate of 21%, with no state income tax.

Significant components of the provision for income taxes (benefits) are as follows:

	Years ended December 31,
	2025	2024	2023
Current tax	$—	$—	$—
Deferred tax – tax loss	—	25,175	5,049
Deferred tax – book-tax difference	(1,531)	(95)	(959)
Income taxes (benefits) expenses	$(1,531)	$25,080	$4,090

Reconciliation of the differences between the Income Tax rate applicable to profits and the income tax (benefits) expenses of the Company:

	Years ended December 31,
	2025	2024	2023
Income(loss) before taxation	$(8,312,847)	$(1,386,479)	$17,650

Notional tax on loss before tax
Computed expected tax (benefits) expense	(433,837)	(277,296)	3,530
Non-taxable or non-deductible expenses	(151,637)	129,635	560
Change in valuation allowances	583,943	172,741	—
Total	$(1,531)	$25,080	$4,090

The following table reconciles statutory rate of jurisdictions in which we do business to Yong Ding’s effective tax rate:

	Years ended December 31,
	2025	2024	2023
Statutory income tax rate	20.00%	20.00%	20.00%
Non-taxable or non-deductible expenses	7.53%	0.63%	3.17%
Change in valuation allowances	-27.45%	-24.14%	—%
Effective tax rate	0.08%	-3.50%	23.17%

The following table reconciles statutory rate of jurisdictions in which we do business to YD USA’s effective tax rate:

	Years ended December 31,
	2025	2024	2023
Statutory income tax rate	21.00%	—	—
Non-taxable or non-deductible expenses	0.00%	—	—
Change in valuation allowances	-21.00%	—	—
Effective tax rate	0.00%	—	—

Deferred tax assets (liabilities) are as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets
Tax losses carry forwards	$551,303	$167,454
Expected credit losses	1,543	421
Others	—	991
Valuation allowance	(552,846)	(168,866)
	$—	$—

Deferred tax liabilities
Property, plant and equipment	$—	$(1,463)
Total deferred tax assets	$—	$(1,463)

As of December 31, 2025, Yong Ding had net operating loss carryforwards of $2,756,513. The carry forward loss of $739,838 and $2,016,675 will be expired by 2034 and 2035, respectively, if not utilized.

As of December 31, 2025, YD USA had federal net operating loss carryforwards of $148,088, which may be carried forward indefinitely to offset future taxable income, but are subject to the 80% taxable income limitation upon utilization.